Insurance technical provisions and pension plans (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	R$ 5,365,506	R$ 5,376,403
Health and Dental insurance
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	2,906,361
DPVAT insurance
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	86,592
Retrocession
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	21,722
Salvage and reimbursement estimates
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	R$ (163,923)